Revenues	12 Months Ended
Dec. 31, 2020
Disclosure of Revenue [Abstract]
Revenues
Note 4 - Revenues

The Company has disaggregated revenue into two categories in the following table which is intended to enable users to understand the relationship with revenue segment information provided in note 5.

	2020	2019	2018	2020
	NIS in thousands			USD in thousands
Sale of goods manufactured by other corporations	453,375	394,707	338,245	141,019
Income from providing non-bank credit	719	930	-	223
Total sales	454,094	395,637	338,245	141,242